Condensed Financial Information of the Parent Company (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net (loss) income	$ (4,627,772)	$ 2,543,813	$ 2,223,979
Amortization of debt issuance costs	60,301	1,691,609	48,160
Share-based compensation	0	0	2,007,328
Other current assets	(318,052)	(222,440)	(49,765)
Other current liabilities	937,330	(232,463)	795,434
Net cash used in operating activities	(16,775,531)	(75,754,162)	20,635,488
Net cash provided by (used in) investing activities	2,068,359	35,896,193	(41,991,079)
Proceeds from promissory notes	5,000,000	0	0
Repayment of convertible promissory notes	(6,050,625)	0	0
Net proceeds from issuance of convertible promissory notes	0	0	6,000,000
Proceeds from advances from related parties	0	30,872	0
Net cash provided by financing activities	1,827,370	11,017,942	11,634,868
Net (decrease) increase in cash	(12,303,213)	(28,377,766)	(18,084,403)
Cash, beginning of year	12,789,735	41,167,501	59,251,904
Cash, end of year	486,522	12,789,735	41,167,501
FAMI
Net (loss) income	(4,654,679)	2,543,813	2,223,979
Equity in earnings of subsidiaries	2,254,102	(4,721,801)	(4,817,363)
Interest expense	1,444,191	0	0
Amortization of debt issuance costs	60,301	1,691,609	48,160
Change in fair value of derivative liability	0	(873,767)	(419,649)
Share-based compensation	0	0	2,007,328
Other current assets	134,996	98	21,223
Other current liabilities	0	(50,869)	54,246
Net cash used in operating activities	(761,089)	(1,410,917)	(882,076)
Investing in subsidiaries	1,028,374	(10,576,178)	(7,529,060)
Net cash provided by (used in) investing activities	1,028,374	(10,576,178)	(7,529,060)
Proceeds from promissory notes	5,000,000	0	0
Repayment of promissory notes	(130,000)	0	0
Repayment of convertible promissory notes	(6,050,625)	0	0
Net proceeds from share issuance	762,703	7,930,000	6,000,000
Net proceeds from issuance of convertible promissory notes	0	0	6,000,000
Proceeds from advances from related parties	150,623	0	0
Repayment of advances from related parties	0	0	(54,600)
Net cash provided by financing activities	(267,299)	7,930,000	11,945,400
Net (decrease) increase in cash	(14)	(4,057,095)	3,534,264
Cash, beginning of year	84	4,057,179	522,915
Cash, end of year	$ 70	$ 84	$ 4,057,179